ORGANIZATION AND CAPITAL MANAGEMENT - Narrative (Details)	12 Months Ended
Dec. 31, 2022
Summary of the Corporation's Capital [Line Items]
Proportion of ownership interest in subsidiary	25.00%
Bottom of range
Summary of the Corporation's Capital [Line Items]
Target return	1500.00%